Long-Term Debt - Narrative (Details) - USD ($)				12 Months Ended
	Jun. 08, 2022	Nov. 23, 2021	Sep. 10, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	Dec. 31, 2014	Feb. 24, 2023	Feb. 22, 2023	Sep. 30, 2022	Feb. 22, 2021	Mar. 15, 1997
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Aggregate principal amount borrowed			$ 2,400,000,000
Collateral carrying value				$ 96,000,000	$ 95,000,000
FHLBI bank loans
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Loans received							$ 50,000,000	$ 50,000,000
Weighted average interest rate				1.70%	0.10%
Short-term debt				$ 62,000,000	$ 67,000,000
Revolving credit facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity												$ 1,000,000,000.0
Term loan due 2023 | Term loan
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Repayment of debt	$ 750,000,000
Maximum borrowing capacity												1,000,000,000
Aggregate principal amount borrowed			750,000,000
Term loan due 2022 | Term loan
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Repayment of debt		$ 1,600,000,000
Maximum borrowing capacity												$ 1,700,000,000
Aggregate principal amount borrowed			$ 1,600,000,000
Senior Notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt face amount	750,000,000	1,600,000,000
Senior Notes | Senior Notes due 2027
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt face amount	$ 400,000,000
Stated interest rate	5.17%
Senior Notes | Senior Notes due 2032
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt face amount	$ 350,000,000
Stated interest rate	5.67%
Senior Notes | Senior Notes due 2023
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt face amount		$ 600,000,000
Stated interest rate		1.125%
Senior Notes | Senior Notes due 2031
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt face amount		$ 500,000,000
Stated interest rate		3.125%
Senior Notes | Senior Notes due 2051
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt face amount		$ 500,000,000
Stated interest rate		4.00%
Line of Credit | Revolving credit facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity									$ 1,000,000,000.0
Accordion feature, higher borrowing capacity option									500,000,000
Consolidated net worth percentage										70.00%	70.00%
Net worth percentage, increase adjustment from equity issuances										50.00%
Ratio of indebtedness to net capital										0.35
Line of Credit | Letter of credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity									$ 500,000,000
Surplus notes | Surplus notes due 2027
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt face amount													$ 250,000,000
Stated interest rate													8.20%
Interest expense				$ 20,000,000	$ 20,000,000	$ 21,000,000